Business Combinations (Pro Forma Net Income and Earnings Per Share) (Details) (Dimension Data [Member], JPY ¥) In Millions, except Per Share data	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Dimension Data [Member]
Operating revenues	¥ 10,670,714	¥ 10,561,799
Operating income	1,225,016	1,121,978
Net income attributable to NTT	¥ 514,881	¥ 493,866
Earnings per share (Yen)	¥ 389.13	¥ 373.22